Other current liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous current liabilities [line items]
Payroll-related liabilities	€ 10,281	€ 10,111	€ 9,274
Non-income tax payables	2,262	2,175	2,063
Accrued charges	1,080	789	769
Advances received	715	713	870
Other current liabilities	3,348	1,554	520
Total	€ 17,686	€ 15,342	€ 13,496	[1]

[1]	* The year 2017 has been restated to reflect the final accounting of the business combination with ACTech.